CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 657,314	$ 975,319	$ 1,905,123
Prepaid expenses	90,297	125,663	509,950
Total current assets	747,611	1,100,982	2,415,073
Investments held in Trust Account	556,498,479	550,800,038	523,038,352
Total assets	557,246,090	551,901,020	525,453,425
Current liabilities:
Accrued expenses	3,034,254	690,348	271,633
Due to related party	58,590	50,221	7,500
Total current liabilities	3,092,844	740,569	279,133
Overfunding loans	5,000,000	5,000,000	5,000,000
Deferred underwriting and advisory fees	17,500,000	17,500,000	17,500,000
Total liabilities	25,592,844	23,240,569	22,779,133
Commitments and contingencies
Class A ordinary shares subject to possible redemption	556,398,479	550,700,038	522,938,352
Shareholders' deficit
Preference shares, $0.0001 par value; 99,990,000 shares authorized; none issued or outstanding	0	0	0
Accumulated deficit	(24,746,483)	(22,040,837)	(20,265,310)
Total shareholders' deficit	(24,745,233)	(22,039,587)	(20,264,060)	[1]
Total liabilities and shareholders' deficit	557,246,090	551,901,020	525,453,425
Common Class A
Shareholders' deficit
Ordinary shares	0	0	0
Common Class B
Shareholders' deficit
Ordinary shares	$ 1,250	$ 1,250	$ 1,250

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).